Other Operating Income	12 Months Ended
Dec. 31, 2022
Disclosure of Other Operating Income [abstract]
Other Operating Income

NOTE 34. OTHER OPERATING INCOME
The account breaks down as follows as of the indicated dates:

	12.31.22	12.31.21	12.31.20
Fees for Product Package	15,063,312	17,249,945	18,514,125
Other Adjustments and Interest on sundry Credits	37,134,394	13,792,004	15,424,588
Rental of Safety Deposit Boxes	4,005,431	3,950,001	3,808,196
Other Financial Income	1,099,101	912,692	1,703,019
Other Income from Services	19,620,559	14,776,894	12,459,178
Reversed allowances	64,949	1,968,716	4,998,476
Others	13,848,904	17,156,287	8,726,313
Total	90,836,650	69,806,539	65,633,895